Inventories (Tables)	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Schedule Of Inventories

DECEMBER 31	2011	2010	2009

Raw material	$295.5	$271.8	$243.2
Work in progress	219.9	216.7	205.3
Finished products	184.0	154.8	125.3

Inventories	$699.4	$643.3	$573.8

Inventory reserve at beginning of year	$(81.6)	$(84.8)	$(80.7)
Reversal of reserve	5.1	8.1	6.9
Addition to reserve	(17.2)	(16.1)	(17.9)
Write-off against reserve	16.9	10.2	8.8
Translation difference	0.7	1.0	(1.9)

Inventory reserve at end of year	$(76.1)	$(81.6)	$(84.8)

Total inventories, net of reserve	$623.3	$561.7	$489.0